Income Taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax expense	$ 65	$ 56	$ 35
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences	153	(145)	(95)
Deferred income tax expense (recovery) related to temporary difference on investment in subsidiary	(2)	0	9
Deferred income tax recovery resulting from changes in tax rates or laws	0	0	(7)
Deferred income tax expense (recovery) arising from the unrecognized deferred income tax assets	(24)	134	8
Current income tax expense	65	56	35
Deferred income tax expense (recovery)	127	(11)	(85)
Income tax expense (recovery)	192	$ 45	$ (50)
Deferred tax assets yet to be recognized	$ (361)